42 Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 4) - Companhia Paranaense de Energia - Copel [member] - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Related parties assets		R$ 180,635	R$ 115,022
Related parties liabilities		289,501	841
Copel Distribuicao [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Related parties assets	[1]	140,337	108,983
Elejor Advance [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Related parties liabilities		833	696
Investees and Subsidiaries - Structure Sharing [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Related parties assets		6,726
Related parties liabilities		5,851	R$ 145
UEG Araucaria - mutual [member]
CondensedUnconsolidatedFinancialInformationOfCompanhiaParanaenseDeEnergiaCopelLineItems [Line Items]
Related parties assets		R$ 33,572

[1]	Copel DIS - Financing transferred - STN